Company Information	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Company Information
1.	Company Information

We are an owner, developer and operator of technology parks, and we mainly conduct business in mainland China.

The Company was founded in 1975 and moved its manufacturing facilities to the People’s Republic of China (“PRC”) in 1980 to take advantage of lower overhead costs, lower material costs and competitive labor rates available and subsequently relocated to Shenzhen, PRC in order to capitalize on opportunities offered in Southern PRC. The Company was reincorporated as a limited liability International Business Company under the laws of the British Virgin Islands (“BVI”) in August 1987 and re-registered as a business company under the British Virgin Islands Business Companies Act (amended) in 2007. The Company’s principal manufacturing and design operations were based in Shenzhen, approximately 30 miles from Hong Kong. Its PRC headquarters were located in Shenzhen. Some of the subsidiaries’ offices were located in Hong Kong, which provide them access to Hong Kong’s infrastructure of communication and banking facilities. The Company’s principal manufacturing operations were conducted in the PRC. The PRC resumed sovereignty over Hong Kong effective July 1, 1997, and, politically, Hong Kong was an integral part of the PRC. However, for simplicity and as a matter of definition only, references to PRC in these consolidated financial statements mean the PRC and all of its territories excluding Hong Kong.

In April 2014, the Company ceased its liquid crystal display modules (“LCM”) manufacturing business to strategically transform into a comprehensive developer and operator of industrial real estate, We plan to build Nam Tai Inno Park, Nam Tai Technology Center and Nam Tai Inno Valley into landmark parks in the region, provide high-quality industrial offices, business service spaces and supporting dormitories to the park tenants, and provide comprehensive industrial services to corporate tenants through our full-chain industrial model. Based on the experience of developing and operating technology parks and the industrial relationship network accumulated over the past 40 years, the Company has also exported the operation mode of technology parks to other industrial properties, using the asset-light model to rent industrial properties for repositioning, renovating and leasing. While China maintains rapid economic growth, the Company will actively seize development opportunities in the Guangdong-Hong Kong-Macao Greater Bay Area and other first- and second-tier cities in China, and continue to strengthen and expand the business of industrial real estate, commercial and residential properties.